[THE FOLLOWING IS MATERIAL CONTAINED ON THE WEBSITE OF THE AFL-CIO HOUSING INVESTMENT TRUST]

Legal Disclaimer REGARDING THIS AFL-CIO HOUSING INVESTMENT TRUST WEBSITE

Your use of this AFL-CIO Housing Investment Trust ("Trust") website is subject to the conditions and qualifications described below. By using this AFL-CIO Housing Investment Trust website, you agree to accept such conditions and qualifications. Any information herein is intended to be general in nature and for current interest. While helpful, this information is no substitute for professional tax, financial or legal advice. Investors should seek such professional advice for their particular situation. Neither the Trust nor any of its affiliates or representatives is providing tax, financial or legal advice.

NO WARRANTIES; LIMITATION OF LIABILITY. The information, charts, documents and other materials herein (collectively, the "Website") IS SUBJECT TO CHANGE
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expressly disclaims any obligation to keep the Website up to date or free of errors or viruses, or to maintain uninterrupted access to this Website. The Trust does not warrant the accuracy of the information or materials provided herein, either expressly or impliedly.

The Trust will not be responsible for any loss or damage that could result
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and does not guarantee the accuracy, validity, timeliness or completeness of
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OMISSIONS IN THE WEBSITE OR IN ANY WEBSITE LINKED (BY HYPERTEXT LINKS) TO
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includes general information on the Trust's performance. Past performance does not mean that the Trust will achieve similar results in the future. This Website does not constitute a solicitation to invest in the Trust. Units in the Trust are offered by prospectus only. The Prospectus contains more complete information about the Trust and units in the Trust, and should be read carefully before investing or sending money. For more information on investing in the Trust or to request a prospectus, please contact the Director of Marketing and Investor Relations. The information provided on this site is
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constitutes a solicitation or offer by the Trust or its affiliates to buy or sell any securities, futures, options or other financial instruments or provide any investment advice or service.

RESERVATION OF RIGHTS. This Website (including, without limitation, the graphics, icons, and overall appearance of the Trust's Website and the information contained therein) is the property of the Trust. The Trust does not waive any of its proprietary rights herein including, but not limited to, copyrights, trademarks and other intellectual property rights. No user of this
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except that reasonable copying or printing of information in the Website for
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USE IN CONFORMITY WITH LAW. Your use of this website constitutes your
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regulations governing such use.

Copyright 2000 AFL-CIO Housing Investment Trust
All rights reserved


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 COMPANY NEWS
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PERFORMANCE

The Trust seeks to provide risk-adjusted superior returns to its benchmark, the Lehman Aggregate Bond Index. The strategy for achieving superior risk-adjusted performance is to invest in assets that provide premium income, with risk comparable to our benchmark. The successful combination of investment and risk management has enabled the Trust to provide the performance investors expect, thereby attracting additional funds to manage from both new and current Participants.

The performance data shown on this website represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Director of Marketing and Investor Relations. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

[Bracketed items below identify icons indicating links to various charts and graphs]
[Net Asset Growth]                  [Value Growth of $50,000 Invested]
[Annualized Returns]                [Credit Quality]
[Annual Returns]                    [Portfolio Characteristics]

[Download a PDF file of the Performance Information]

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PERFORMANCE

Net Asset Growth - March 31, 1990 to March 31, 2000

Period       $ in Millions
------       -------------
Mar-90       298.8
Jun-90       318.8
Sep-90       332.4
Dec-90       366.1
Mar-91       394.9
Jun-91       415.5
Sep-91       485.3
Dec-91       528.7
Mar-92       566.8
Jun-92       603.2
Sep-92       646.4
Dec-92       661.9
Mar-93       725.8
Jun-93       758.3
Sep-83       795.3
Dec-93       845.8
Mar-94       877.0
Jun-94       885.3
Sep-94       908.3
Dec-94       935.3
Mar-95       992.1
Jun-95      1081.4
Sep-95      1122.3
Dec-95      1166.9
Mar-96      1195.0
Jun-96      1262.5
Sep-96      1327.0
Dec-96      1383.2
Mar-97      1396.6
Jun-97      1477.4
Sep-97      1574.0
Dec-97      1671.7
Mar-98      1737.1
Jun-98      1847.3
Sep-98      1960.7
Dec-98      2023.0
Mar-99      2074.0
Jun-99      2098.0
Sep-99      2135.0
Dec-99      2149.3
          Mar-99    2204.9

     - Approximately 22% annually for the period March 1990 to March 2000;
     - Over half comes from new and additional investments from new and existing Participants.

As a fixed income fund, the main component of the Trust's performance is interest income on investments, all of which is distributed monthly to Participants.

     - Approximately 90% of monthly distributions are automatically reinvested in the form of purchasing additional units;
     - Reinvestment comprises over one-third of recent growth.

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PERFORMANCE

Annualized Returns - March 1990 to March 2000

            HIT           Lehman Aggregate
           Gross            Bond Index

 1 Year     1.8%            1.9%
 3 Year     7.1%            6.7%
 5 Year     8.2%            7.1%
10 Year     8.6%            8.0%

     - Rates for periods greater than one year are annualized.

     - The ratio of total expenses to average net assets is projected to be 39 basis points (0.39%) in 2000.


                       NET ASSETS VS. EXPENSE RATIO

Year Ended          Net Assets        Ratio of Expenses
December 31         End of Period     to Average Net Assets

1994                935,264,189         0.52%
1995              1,166,893,471         0.51%
1996              1,383,163,166         0.46%
1997              1,671,744,859         0.43%
1998              2,023,371,045         0.39%
1999              2,149,326,689         0.39%

     - The Trust is a no-load investment - Participants pay only for the actual administrative expenses of operating the Trust

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PERFORMANCE

Annual Returns - One Year Moving Average

                             Lehman
       Aggregate     HIT
      Bond Index    Gross
      ----------    -----
Mar-95   -0.80%       0.27%
Apr-95   -0.26%       0.94%
May-95    0.64%       1.89%
Jun-95    1.79%       3.01%
Jul-95    2.63%       3.93%
Aug-95    3.70%       4.96%
Sep-95    5.14%       8.40%
Oct-95    6.75%       8.14%
Nov-95    8.47%      10.09%
Dec-95   10.26%      11.95%
Jan-96   11.86%      13.46%
Feb-96   12.73%      14.41%
Mar-96   13.21%      15.01%
Apr-96   13.32%      15.15%
May-96   12.73%      14.64%
Jun-96   12.10%      14.08%
Jul-96   11.72%      13.67%
Aug-96   11.12%      13.105
Sep-96   10.36%      12.29%
Oct-96    9.54%      11.36%
Nov-96    8.58%      10.30%
Dec-96    7.34%       9.09%
Jan-97    6.20%       8.03%
Feb-97    5.63%       7.37%
Mar-97    5.14%       6.86%
Apr-97    5.01%       6.69%
May-97    5.34%       6.96%
Jun-97    5.60%       7.25%
Jul-97    6.04%       7.69%
Aug-97    6.53%       8.19%
Sep-97    6.93%       8.61%
Oct-97    7.18%       8.92%
Nov-97    7.30%       9.09%
Dec-97    7.81%       9.56%
Jan-98    8.43%      10.13%
Feb-98    8.85%      10.57%
Mar-98    9.44%      11.11%
Apr-98    9.75%      11.40%
May-98    9.97%      11.58%
Jun-98    9.71%      11.64%
Jul-98    9.93%      11.36%
Aug-98    9.98%      11.21%
Sep-98   10.13%      11.08%
Oct-98   10.16%      10.92%
Nov-98   10.32%      10.88%
Dec-98   10.24%      10.67%
Jan-99   10.02%      10.36%
Feb-99    9.68%       9.90%
Mar-99    9.22%       9.37%
Apr-99    8.83%       8.90%
May-99    8.29%       8.29%
Jun-99    7.67%       7.68%
Jul-99    7.22%       7.08%
Aug-99    6.41%       6.28%
Sep-99    5.42%       5.56%
Oct-99    4.69%       4.94%
Nov-99    3.90%       4.23%
Dec-99    3.11%       3.49%
Jan-00    2.27%       2.68%
Feb-00    1.84%       2.26%
Mar-00    1.46%       1.84%

Moving averages smooth the lines in order to highlight the trend rather than the exact value at a specific point. Each point on this chart represents the average of the previous twelve months annual returns.

TRUST HIGHLIGHTS

     - The Trust has outperformed the Lehman Aggregate Bond Index for seven consecutive years.

     - The Trust has provided enhanced returns in both up and down markets.

     - Success of risk management strategy developed in 1994, which

          A. systematically restructured the portfolio from a predominantly long-duration multi-family portfolio with a relatively high percentage of short-term investments to a more balanced portfolio of multi-family and single-family mortgage-backed securities with a short-term investment balance managed to meet the near term funding needs of the Trust

          B. resulted in an interest rate neutral portfolio with core holdings of well-structured, high-yielding mortgage investments.

             See Value Growth of $50,000 Invested

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Value Growth of $50,000 Invested

          Lehman
        Aggregate     HIT
Period  Bond Index   Gross
------  ----------   -----
         ($ in Thousands)

Mar-90    50.000     50.000
Mar-91    56.456     57.208
Mar-92    62.891     63.488
Mar-93    71.250     71.071
Mar-94    72.939     73.141
Mar-95    76.579     77.348
Mar-96    84.837     87.305
Mar-97    89.004     93.157
Mar-98    99.673    105.394
Mar-99   106.143    112.551
Mar-00   108.130    114.536

The chart shows the comparative value growth of $50,000 invested (minimum initial investment) in the Trust and its benchmark (theoretical values) over the course of ten years.

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PERFORMANCE

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Credit Quality


     - The Trust invests primarily in securities guaranteed or insured by the federal government or government sponsored enterprises.

     - At March 31, 2000 the portfolio was 94.0% guaranteed or insured by the Federal Housing Administration, Ginnie Mae, Fannie Mae or Freddie Mac, 2.4% local initiatives guaranteed or insured by state or local enterprises, and 3.6% of cash and short term investments.


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PERFORMANCE

PORTFOLIO CHARACTERISTICS - as of March 31, 2000


Construction Loans             13.3%
Short Term                      3.6%
Mortgaged Backed Securities    58.6%
Local Initiatives               2.4%
FHA Mortgages                  21.9%
FHLB Security                   0.2%

     - Construction and Permanent Loan Securities: Nearly all construction loans are convertible at maturity into permanent mortgages. This category is comprised of FHA and Ginnie Mae credits. FHA mortgages are guaranteed up to 99% of principal and interest, and pay a correspondingly higher coupon than other agency credits which guarantee 100% of principal and interest.
     - Mortgage-Backed Securities include both multi-family permanent mortgages with prepayment protection, and single-family mortgage pools. This category is comprised of Ginnie Mae, Fannie Mae or Freddie Mac credits which guarantee the timely payment of all principal and interest.
     - Local Initiatives are guaranteed or insured by a state or local public enterprise, and are underwritten with a maximum loan-to-value of sixty-five percent.

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